Vessels, Port Terminals and Other Fixed Assets, net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Balance	$ 356,038
Additions	2,389
Balance	358,427
Cost
Property, Plant and Equipment [Line Items]
Balance	448,718
Additions	7,547
Balance	456,265
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(92,680)
Additions	(5,158)
Balance	(97,838)
Dry port terminal
Property, Plant and Equipment [Line Items]
Balance	51,357
Additions	4,941
Balance	56,298
Dry port terminal | Cost
Property, Plant and Equipment [Line Items]
Balance	59,099
Additions	5,340
Balance	64,439
Dry port terminal | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(7,742)
Additions	(399)
Balance	(8,141)
Oil storage, plant and port facilities for liquid cargoes
Property, Plant and Equipment [Line Items]
Balance	20,632
Additions	204
Balance	20,836
Oil storage, plant and port facilities for liquid cargoes | Cost
Property, Plant and Equipment [Line Items]
Balance	27,141
Additions	518
Balance	27,659
Oil storage, plant and port facilities for liquid cargoes | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(6,509)
Additions	(314)
Balance	(6,823)
Tanker Vessels, Barges and Pushboats
Property, Plant and Equipment [Line Items]
Balance	279,009
Additions	(2,687)
Balance	276,322
Tanker Vessels, Barges and Pushboats | Cost
Property, Plant and Equipment [Line Items]
Balance	356,409
Additions	1,676
Balance	358,085
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(77,400)
Additions	(4,363)
Balance	(81,763)
Other fixed assets
Property, Plant and Equipment [Line Items]
Balance	5,040
Additions	(69)
Balance	4,971
Other fixed assets | Cost
Property, Plant and Equipment [Line Items]
Balance	6,069
Additions	13
Balance	6,082
Other fixed assets | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(1,029)
Additions	(82)
Balance	$ (1,111)